Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements - Narrative (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2019
Tree Technologies
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Percentage of ownership interest acquired	51.00%	51.00%	51.00%	51.00%